Fees Summary	Jul. 31, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 175,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	25,830.00
Total Offset Amount	$ 387,218.78
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 175,000,000.00
Narrative - Max Aggregate Offering Amount | shares	175,000
Final Prospectus	true